Form N-CSR Cover	6 Months Ended
Mar. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Thornburg Investment Trust
Entity Central Index Key	0000816153
Document Period End Date	Mar. 31, 2025